Stock-Based Compensation (Restricted Share Transaction Activity) (Details) (Restricted Share Awards [Member], USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 29, 2011
Restricted Share Awards [Member]
Restricted share awards outstanding at June 30, 2010, Number of Restricted Share Awards	2,448
Granted, Number of Restricted Share Awards	1,051
Vested, Number of Restricted Share Awards	(711)
Forfeited, Number of Restricted Share Awards	(446)
Restricted share awards outstanding at June 29, 2011, Number of Restricted Share Awards	2,342
Restricted share awards outstanding at June 30, 2010, Weighted Average Fair Value Per Award	$ 17.40
Granted, Weighted Average Fair Value Per Award	$ 12.72
Vested, Weighted Average Fair Value Per Award	$ 24.28
Forfeited, Weighted Average Fair Value Per Award	$ 13.07
Restricted share awards outstanding at June 29, 2011, Weighted Average Fair Value Per Award	$ 14.03